American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
August 31, 2024

Non-U.S. Intrinsic Value - Schedule of Investments
AUGUST 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Brazil — 1.6%
Ambev SA	4,433,500	10,108,407
Canada — 1.8%
ERO Copper Corp.(1)	132,249	2,719,266
Linamar Corp.	182,666	8,566,387
		11,285,653
China — 5.0%
Alibaba Group Holding Ltd.	1,055,400	10,938,761
Autohome, Inc., ADR	259,129	6,519,686
Tencent Holdings Ltd.	278,200	13,492,675
		30,951,122
France — 21.4%
Arkema SA	101,561	9,422,600
BNP Paribas SA	72,011	4,980,825
Eiffage SA	161,266	16,927,307
Orange SA	1,740,686	19,854,143
Rexel SA	456,335	11,514,363
Sanofi SA	248,721	27,915,969
Teleperformance SE	190,715	20,781,051
Verallia SA	645,516	19,152,022
Worldline SA(1)	269,019	2,449,487
		132,997,767
Germany — 6.6%
Bayerische Motoren Werke AG	151,147	14,027,057
Continental AG	182,312	12,327,318
Mercedes-Benz Group AG	211,585	14,583,502
		40,937,877
Japan — 4.0%
SUMCO Corp.	2,131,500	24,623,562
Mexico — 0.7%
Bolsa Mexicana de Valores SAB de CV	2,622,502	4,034,772
Netherlands — 6.9%
ING Groep NV	805,187	14,640,011
NN Group NV	373,755	18,331,313
Signify NV	407,341	10,052,443
		43,023,767
Russia(2) — 0.0%
GMK Norilskiy Nickel PAO	7,693,300	85
South Korea — 8.6%
BGF retail Co. Ltd.	66,390	5,866,152
Hyundai Mobis Co. Ltd.	80,491	13,133,783
KT&G Corp.	279,659	22,696,899
LG Corp.	125,054	7,425,483
LG Uplus Corp.	606,126	4,424,424
		53,546,741
Sweden — 1.0%
Volvo Car AB, Class B(1)	2,218,595	6,353,997
Switzerland — 8.5%
Adecco Group AG	624,420	21,289,335

Roche Holding AG	92,831	31,425,209
		52,714,544
United Kingdom — 29.1%
Barclays PLC	5,089,488	15,388,449
Barratt Developments PLC	1,121,872	7,506,866
British American Tobacco PLC	982,830	36,788,809
GSK PLC	1,358,137	29,579,599
Hikma Pharmaceuticals PLC	297,328	7,771,657
Kingfisher PLC	4,629,454	17,396,191
Nomad Foods Ltd.	226,075	4,250,210
Prudential PLC	1,452,033	12,500,368
Reckitt Benckiser Group PLC	371,523	21,374,290
Taylor Wimpey PLC	6,487,037	13,782,499
WPP PLC	1,497,637	14,345,768
		180,684,706
United States — 4.2%
CNH Industrial NV	1,436,808	14,856,595
Smurfit WestRock PLC	242,133	11,481,947
		26,338,542
TOTAL COMMON STOCKS (Cost $584,835,353)		617,601,542
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,037	1,037
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $28,023), in a joint trading account at 5.28%, dated 8/30/24, due 9/3/24 (Delivery value $27,513)		27,497
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 7/15/33, valued at $340,723), at 5.31%, dated 8/30/24, due 9/3/24 (Delivery value $334,197)		334,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.25% - 4.50%, 1/15/25 - 11/15/31, valued at $112,277), at 5.29%, dated 8/30/24, due 9/3/24 (Delivery value $110,065)		110,000
		471,497
TOTAL SHORT-TERM INVESTMENTS (Cost $472,534)		472,534
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $585,307,887)		618,074,076
OTHER ASSETS AND LIABILITIES — 0.5%		3,185,960
TOTAL NET ASSETS — 100.0%		$621,260,036

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.1%
Industrials	16.5%
Consumer Staples	16.3%
Health Care	15.6%
Financials	11.6%
Communication Services	9.4%
Materials	6.9%
Information Technology	4.0%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.5%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$6,519,686	$24,431,436	—
United Kingdom	4,250,210	176,434,496	—
United States	26,338,542	—	—
Other Countries	—	379,627,172	—
Short-Term Investments	1,037	471,497	—
	$37,109,475	$580,964,601	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.